Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
General trade and overhead liabilities	$ 174,131	$ 118,845
Personnel related liabilities	157,146	171,866
Operating lease liability (note 22)	28,320
Facility related liabilities	11,138	14,012
Other liabilities	6,531	4,289
Restructuring and other items (note 14)	1,232	8,089
Short term government grants (note 11)	45	42
Other liabilities	378,543	317,143
Amounts due to third parties for reimbursable expenses	$ 142,600	$ 85,600